Goodwill and other intangible assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
At January 1	$ 16,032
Charge for the year	161	$ 510	$ 635
At December 31	15,662	16,032
Other intangible assets
At January 1	9,480
At December 31	11,010	9,480
Cost
Goodwill
At January 1	18,282	18,542
Additions	289	155
Sales, retirements and other movements	(808)	(195)
Currency translation differences	252	(220)
At December 31	18,015	18,282	18,542
Other intangible assets
At January 1	18,899	21,767
Additions	5,995	4,456
Sales, retirements and other movements	(4,160)	(6,995)
Currency translation differences	755	(329)
At December 31	21,489	18,899	21,767
Depreciation, depletion and amortisation, including impairments
Goodwill
At January 1	(2,250)	(1,882)
Charge for the year	161	510
Sales, retirements and other movements	(122)	(101)
Currency translation differences	(64)	41
At December 31	(2,353)	(2,250)	(1,882)
Other intangible assets
At January 1	(9,419)	(11,514)
Charge for the year	1,351	1,334
Sales, retirements and other movements	517	3,316
Currency translation differences	(226)	113
At December 31	(10,479)	(9,419)	(11,514)
LNG off-take and sales contracts
Other intangible assets
At January 1	2,393
At December 31	3,362	2,393
LNG off-take and sales contracts | Cost
Other intangible assets
At January 1	6,587	9,734
Additions	1,675	0
Sales, retirements and other movements	0	(3,147)
Currency translation differences	0	0
At December 31	8,262	6,587	9,734
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(4,194)	(6,751)
Charge for the year	706	590
Sales, retirements and other movements	0	3,147
Currency translation differences	0	0
At December 31	(4,900)	(4,194)	(6,751)
Environmental certificates
Other intangible assets
At January 1	2,514
At December 31	2,879	2,514
Environmental certificates | Cost
Other intangible assets
At January 1	2,514	2,391
Additions	3,659	3,862
Sales, retirements and other movements	(3,588)	(3,668)
Currency translation differences	294	(71)
At December 31	2,879	2,514	2,391
Other
Other intangible assets
At January 1	4,573
At December 31	4,769	4,573
Other | Cost
Other intangible assets
At January 1	9,798	9,642
Additions	661	594
Sales, retirements and other movements	(572)	(180)
Currency translation differences	461	(258)
At December 31	10,348	9,798	9,642
Other | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(5,225)	(4,763)
Charge for the year	645	744
Sales, retirements and other movements	517	169
Currency translation differences	(226)	113
At December 31	(5,579)	(5,225)	$ (4,763)
Software
Other intangible assets
At January 1	1,013
At December 31	$ 1,470	$ 1,013